Quarterly Holdings Report
for
Fidelity® Low Duration Bond ETF
May 31, 2026
LOD-NPRT3-0726
1.9911012.102
Asset-Backed Securities - 19.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(d)	1,139,000	1,138,636
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(d)	1,500,000	1,500,732
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(d)	558,000	558,138
TOTAL BAILIWICK OF JERSEY		3,197,506
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	292,574	293,646
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	581,422	586,407
TOTAL CANADA		880,053
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(d)	1,220,000	1,220,360
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (b)(c)(d)	940,000	939,712
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(d)	641,000	641,002
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(d)	910,000	910,637
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (b)(c)(d)	566,000	566,290
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(d)	853,000	853,640
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(d)	1,538,000	1,538,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(d)	760,000	760,096
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(d)	845,000	845,235
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(d)	892,000	892,340
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(d)	790,000	790,295
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(d)	787,000	787,467
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(d)	965,094	965,065
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.4931% 1/15/2033 (b)(c)(d)	1,112,197	1,112,161
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(d)	500,000	500,326
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(d)	696,000	696,606
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,019,232
UNITED STATES - 14.8%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	430,506	430,925
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	1,110,000	1,110,239
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	859,075	859,062
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	28,989	29,123
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	615,000	612,873
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	43,290	43,321
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	1,200,000	1,199,287
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	905,000	902,226
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	530,080	530,808
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,260,000	1,263,416
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	70,297	70,347
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,040,291	1,039,279
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	33,861	33,872
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	265,255	265,707
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	646,991	647,816
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	852,501	851,829
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	830,000	829,886
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	365,000	364,318
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	3,580	3,581
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	305,242	305,542
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	581,050	580,910
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	1,198,000	1,196,753
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	705,000	705,420
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	64,269	64,302
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,140,000	1,143,131
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	62,670	62,789
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	97,830	97,969
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	97,483	97,470
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	158,099	158,425
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	563,951	565,411
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	178,489	178,888
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	45,178	45,255
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,088,051	1,092,799
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	240,000	239,769
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	49,162	49,181
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	98,397	98,540
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	200,000	201,417
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	410,738	411,543
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	463,592	464,570
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	880,532	882,515
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,022,297	1,024,737
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	40,492	40,507
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	246,163	246,316
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	767,088	767,090
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	7,543	7,551
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	311,681	312,189
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	607,985	608,388
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(d)	981,000	981,271
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(d)	1,100,000	1,099,452
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	215,623	215,753
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	212,054	212,361
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	100,740	100,809
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	441,189	441,733
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	322,389	322,645
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	352,591	352,936
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	773,513	773,883
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,100,000	1,100,694
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (b)(c)(d)	1,111,000	1,111,333
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	942,343
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	705,000	706,232
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	488,299	488,950
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	28,084	28,167
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	560,532	561,039
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	508,408	508,952
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	260,075	260,298
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	592,382	593,458
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	800,000	800,630
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	70,378	70,406
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	378,498	379,020
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0729% 8/16/2027 (c)(d)	18,947	18,949
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(d)	1,419,000	1,419,923
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	1,477	1,478
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	589,208	590,504
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	401,704	402,604
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	855,000	855,961
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	348,292	349,147
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	15,295	15,306
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	540,625	541,834
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	70,642	70,702
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	32,081	32,101
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	238,394	238,979
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	73,190	73,588
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	29,566	29,619
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	139,550	140,021
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	220,000	219,994
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	396,852	396,439
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	109,208	109,257
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	795,000	794,457
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	644,136	643,923
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	92,813	92,871
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	283,161	283,563
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	699,726	699,885
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	1,240,000	1,237,065
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	984,497	985,429
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	634,006	635,000
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	749,000	748,535
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	816,000	815,686
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	666,024	665,830
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	97,978	98,084
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	510,426	511,116
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	1,230,000	1,227,901
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	680,016	680,345
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	82,383	82,441
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	386,283	386,533
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	884,525	884,704
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	922,843
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	843,297	842,471
Volkswagen Auto Lease Trust Series 2026-A Class A2A, 4.06% 8/21/2028	1,000,000	999,694
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	178,043	178,216
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	49,328	49,342
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	660,000	660,613
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4551% 2/18/2039 (b)(c)	484,171	485,256
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6251% 6/21/2039 (b)(c)(d)	282,646	283,995
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	1,257,804	1,259,785
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	514,871	515,379
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	781,626	781,923
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	152,516	152,611
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	832,870	835,166
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	687,424	687,609
TOTAL UNITED STATES		60,424,334
TOTAL ASSET-BACKED SECURITIES (Cost $78,515,823)		78,521,125

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	66,422	66,421
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	104,602	102,668
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	59,796	58,439
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(c)	200,000	195,920
TOTAL UNITED STATES		423,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $420,056)		423,448

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	820,000	823,331
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	24,928	24,808
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	54,716	54,484
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(d)	215,368	215,637
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(d)	211,000	211,132
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	909,009	907,590
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(d)	530,386	530,717
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(d)	82,333	82,488
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(c)	288,984	289,255
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(d)	826,765	828,057
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	403,886	403,382
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(d)	330,546	330,959
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(d)	248,546	249,157
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(c)	343,000	343,000
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (b)	429,925	431,134
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	2,708	2,702
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	15,926	15,860
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	7,451	7,430
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	34,331	34,148
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	500,829	501,455
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	435,668	436,076
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	177,157	176,321
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	19,909	19,824
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	1,365	1,362
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	212,991	212,308
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	63,351	62,939
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	590,000	590,369
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(d)	445,000	445,279
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	27,104	27,003
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	6,055	6,011
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	103,343	102,831
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	2,433	2,427
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	14,354	14,298
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(d)	388,000	386,386
TOTAL UNITED STATES		8,770,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,742,531)		8,770,160

Non-Convertible Corporate Bonds - 51.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	1,200,000	1,200,816
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 5.338% 4/4/2027 (b)	600,000	605,386
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3756% 10/1/2026 (b)(c)(d)	1,285,000	1,286,493
TOTAL MATERIALS		1,891,879
TOTAL AUSTRALIA		3,092,695
CANADA - 5.5%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	587,530
Enbridge Inc 1.6% 10/4/2026	880,000	872,009
Enbridge Inc 5.25% 4/5/2027	840,000	846,386
TOTAL ENERGY		2,305,925
Financials - 4.9%
Banks - 4.9%
Bank of Montreal 4.1% 12/15/2027 (c)	1,200,000	1,198,584
Bank of Montreal 4.547% 6/2/2029 (c)	1,000,000	1,000,578
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,030,387
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	1,245,000	1,246,753
Bank of Nova Scotia/The 2.7% 8/3/2026	1,100,000	1,097,443
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)	1,400,000	1,400,259
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	1,290,000	1,292,554
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (c)	600,000	601,786
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	1,240,000	1,243,399
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2334% 1/27/2027 (b)(c)(d)	1,100,000	1,102,376
National Bank of Canada 4.166% 1/20/2029 (c)	1,100,000	1,095,183
National Bank of Canada 4.95% 2/1/2028 (c)	1,175,000	1,179,410
National Bank of Canada 5.6% 7/2/2027 (c)	600,000	600,598
Royal Bank of Canada 4.51% 10/18/2027 (c)	1,100,000	1,100,689
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,625,000	1,626,838
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	1,100,000	1,099,903
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	800,000	800,944
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,503,997
TOTAL FINANCIALS		20,221,681
TOTAL CANADA		22,527,606
DENMARK - 0.8%
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	895,000	888,191
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	990,000	989,556
Danske Bank A/S 4.662% 3/27/2029 (b)(c)	1,250,000	1,250,242

TOTAL DENMARK		3,127,989
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3336% 3/17/2028 (b)(c)(d)	1,100,000	1,104,798
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,100,000	1,087,022
Credit Agricole SA 5.589% 7/5/2026 (b)	1,000,000	1,001,432
Societe Generale SA 1.792% 6/9/2027 (b)(c)	1,000,000	999,479
Societe Generale SA 2.797% 1/19/2028 (b)(c)	400,000	395,620
Societe Generale SA 5.519% 1/19/2028 (b)(c)	790,000	794,423

TOTAL FRANCE		4,277,976
GERMANY - 2.3%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.3621% 8/13/2026 (b)(c)(d)	1,170,000	1,171,321
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.2366% 7/31/2026 (b)(c)(d)	1,500,000	1,500,960
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3472% 3/10/2028 (b)(c)(d)	640,000	640,331
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4056% 4/1/2027 (b)(c)(d)	855,000	857,477
Volkswagen Group of America Finance LLC 5.3% 3/22/2027 (b)	435,000	438,394
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.6193% 8/14/2026 (b)(c)(d)	1,151,000	1,152,612
TOTAL CONSUMER DISCRETIONARY		5,761,095
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,170,000	1,158,353
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	1,230,000	1,215,999
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	1,239,000	1,242,670
TOTAL FINANCIALS		3,617,022
TOTAL GERMANY		9,378,117
IRELAND - 0.7%
Financials - 0.6%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,161,000	1,152,098
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,370,000	1,360,432
TOTAL FINANCIALS		2,512,530
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	430,000	426,147
TOTAL IRELAND		2,938,677
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 1.625% 7/12/2026 (b)(e)	1,190,000	1,186,045
JAPAN - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	245,000	245,491
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	1,200,000	1,195,335
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	680,000	677,933
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,191,138
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,198,088
TOTAL FINANCIALS		4,262,494
TOTAL JAPAN		4,507,985
NETHERLANDS - 2.6%
Financials - 2.4%
Banks - 2.4%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	800,000	804,154
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4119% 9/18/2027 (b)(c)(d)	1,100,000	1,104,451
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	980,000	967,500
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	800,000	794,698
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	1,000,000	1,001,759
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	1,000,948
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0281% 1/14/2028 (c)(d)	1,000,000	1,000,159
ING Groep NV 4.017% 3/28/2028 (c)	1,000,000	996,863
ING Groep NV 6.083% 9/11/2027 (c)	1,100,000	1,104,603
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.1956% 9/11/2027 (c)(d)	1,100,000	1,103,333
TOTAL FINANCIALS		9,878,468
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	800,000	800,726
TOTAL NETHERLANDS		10,679,194
SWEDEN - 0.6%
Financials - 0.6%
Banks - 0.6%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	1,180,000	1,179,121
Swedbank AB 6.136% 9/12/2026 (b)	1,100,000	1,106,106

TOTAL SWEDEN		2,285,227
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	774,000	772,579
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,350,000	1,342,050
UBS Group AG 4.703% 8/5/2027 (b)(c)	600,000	600,141
UBS Group AG 4.751% 5/12/2028 (b)(c)	1,200,000	1,203,916

TOTAL SWITZERLAND		3,918,686
UNITED KINGDOM - 5.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 3.215% 9/6/2026	1,326,000	1,322,650
BAT Capital Corp 3.557% 8/15/2027	400,000	396,327
TOTAL CONSUMER STAPLES		1,718,977
Financials - 4.3%
Banks - 4.0%
Barclays PLC 2.279% 11/24/2027 (c)	1,260,000	1,247,504
Barclays PLC U.S. SOFR Index + 1.88%, 5.5147% 9/13/2027 (c)(d)	1,190,000	1,194,343
HSBC Holdings PLC 2.013% 9/22/2028 (c)	800,000	774,436
HSBC Holdings PLC 2.251% 11/22/2027 (c)	1,530,000	1,514,126
HSBC Holdings PLC 4.041% 3/13/2028 (c)	600,000	598,379
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,450,000	1,454,089
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	400,000	398,143
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	1,420,000	1,428,797
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.1495% 8/7/2027 (c)(d)	1,100,000	1,102,381
NatWest Group PLC 1.642% 6/14/2027 (c)	1,517,000	1,515,301
NatWest Group PLC 3.073% 5/22/2028 (c)	1,000,000	987,102
NatWest Group PLC 5.583% 3/1/2028 (c)	1,205,000	1,215,077
Standard Chartered Bank/New York 4.718% 5/28/2029 (c)	800,000	800,909
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)	1,000,000	1,010,862
Standard Chartered PLC 6.75% 2/8/2028 (b)(c)	790,000	801,733
		16,043,182
Financial Services - 0.3%
Nationwide Building Society 2.972% 2/16/2028 (b)(c)	1,000,000	989,305
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	425,000	428,384
		1,417,689
TOTAL FINANCIALS		17,460,871
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1351% 3/12/2027 (c)(d)	1,250,000	1,252,251
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	830,000	857,577
BAE Systems PLC 5% 3/26/2027 (b)	800,000	805,146
TOTAL INDUSTRIALS		1,662,723
TOTAL UNITED KINGDOM		22,094,822
UNITED STATES - 29.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,200,000	1,195,280
Consumer Discretionary - 2.7%
Automobiles - 1.4%
American Honda Finance Corp 4.55% 4/10/2028	209,000	208,962
American Honda Finance Corp U.S. SOFR Index + 0.87%, 4.4877% 7/9/2027 (c)(d)	1,100,000	1,103,171
Ford Motor Co 4.346% 12/8/2026	906,000	904,193
General Motors Financial Co Inc 1.5% 6/10/2026	600,000	599,570
General Motors Financial Co Inc 5% 7/15/2027	445,000	447,827
Hyundai Capital America 4.6% 4/6/2028 (b)	1,020,000	1,019,359
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	661,585
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	950,000	954,181
		5,898,848
Broadline Retail - 0.3%
Amazon.com Inc 4.0744% 3/13/2028 (c)	1,030,000	1,031,306
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,280,046
Specialty Retail - 0.7%
AutoZone Inc 5.05% 7/15/2026	800,000	800,758
O'Reilly Automotive Inc 3.6% 9/1/2027	900,000	891,547
O'Reilly Automotive Inc 5.75% 11/20/2026	1,205,000	1,212,048
		2,904,353
TOTAL CONSUMER DISCRETIONARY		11,114,553
Consumer Staples - 1.2%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	1,272,000	1,272,263
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	1,019,000	1,021,879
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	1,039,000	1,041,536
		2,063,415
Tobacco - 0.4%
Altria Group Inc 2.625% 9/16/2026	770,000	766,965
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.2634% 10/27/2028 (c)(d)	788,000	790,131
		1,557,096
TOTAL CONSUMER STAPLES		4,892,774
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 3.9279% 2/26/2027 (c)(d)	1,066,000	1,067,006
Diamondback Energy Inc 5.2% 4/18/2027	800,000	806,393
TOTAL ENERGY		1,873,399
Financials - 18.3%
Banks - 10.7%
Bank of America Corp 1.734% 7/22/2027 (c)	1,300,000	1,295,160
Bank of America Corp 3.705% 4/24/2028 (c)	1,000,000	994,153
Bank of America Corp 3.824% 1/20/2028 (c)	1,225,000	1,221,071
Bank of America Corp 4.376% 4/27/2028 (c)	800,000	799,736
Bank of America Corp 4.948% 7/22/2028 (c)	1,000,000	1,006,346
Bank of America Corp 5.933% 9/15/2027 (c)	1,430,000	1,436,996
Citibank NA U.S. SOFR Index + 0.708%, 4.2892% 8/6/2026 (c)(d)	750,000	750,325
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	1,130,000	1,133,537
Citigroup Inc 1.462% 6/9/2027 (c)	600,000	599,623
Citigroup Inc 3.887% 1/10/2028 (c)	600,000	598,158
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7227% 5/7/2028 (c)(d)	1,280,000	1,285,554
Fifth Third Bancorp 1.707% 11/1/2027 (c)	1,000,000	988,646
Fifth Third Bank OH 4.967% 1/28/2028 (c)	600,000	601,762
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (c)(d)	1,052,000	1,052,373
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,000,000	990,065
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	1,400,000	1,389,484
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	400,000	399,794
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	1,220,000	1,225,747
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,200,000	1,212,948
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,600,000	1,611,407
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	900,000	900,573
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3026% 10/15/2027 (c)(d)	1,200,000	1,200,866
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	1,140,000	1,141,608
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	1,200,000	1,202,507
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3409% 7/21/2028 (c)(d)	849,000	849,762
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,270,000	1,271,172
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	400,000	402,318
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	1,425,000	1,437,781
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	993,000	993,338
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	445,000	446,348
Truist Bank U.S. SOFR Index + 0.66%, 4.2634% 1/27/2029 (c)(d)	1,000,000	999,301
Truist Bank U.S. SOFR Index + 0.77%, 4.3747% 7/24/2028 (c)(d)	1,145,000	1,145,912
Truist Financial Corp 6.047% 6/8/2027 (c)	1,470,000	1,470,551
US Bancorp 6.787% 10/26/2027 (c)	1,500,000	1,514,286
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.4662% 5/15/2028 (c)(d)	1,500,000	1,505,054
Wells Fargo & Co 3.196% 6/17/2027 (c)	871,000	870,526
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,360,000	1,350,594
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,045,000	1,036,938
Wells Fargo & Co 4.577% 5/20/2029 (c)	800,000	799,629
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,500,000	1,505,112
Wells Fargo & Co 5.707% 4/22/2028 (c)	900,000	910,257
		43,547,318
Capital Markets - 4.3%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	963,734
Athene Global Funding 4.86% 8/27/2026 (b)	1,036,000	1,037,185
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,203,249
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(d)	400,000	400,746
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	1,325,000	1,325,981
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4409% 7/21/2028 (c)(d)	660,000	661,627
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	696,000	695,039
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	1,000,000	1,001,273
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	1,600,000	1,585,193
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	1,430,000	1,420,078
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	930,000	930,003
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)	807,000	812,566
Morgan Stanley 1.512% 7/20/2027 (c)	1,320,000	1,314,801
Morgan Stanley 4.21% 4/20/2028 (c)	400,000	399,498
S&P Global Inc 2.45% 3/1/2027	930,000	918,829
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	600,000	602,687
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4964% 9/2/2027 (b)(c)(d)	1,190,000	1,189,427
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.0197% 11/25/2026 (c)(d)	711,000	711,661
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	552,000	554,331
		17,727,908
Consumer Finance - 1.3%
American Express Co 4.009% 2/9/2029 (c)	1,200,000	1,191,651
American Express Co 5.389% 7/28/2027 (c)	1,100,000	1,102,032
American Express Co U.S. SOFR Averages Index + 0.97%, 4.5716% 7/28/2027 (c)(d)	1,500,000	1,501,397
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.06% 6/9/2027 (c)(d)	1,400,000	1,401,568
		5,196,648
Financial Services - 0.2%
CNH Industrial Capital LLC 4.5% 10/8/2027	941,000	941,049
Insurance - 1.8%
Brown & Brown Inc 4.6% 12/23/2026	354,000	354,560
Corebridge Global Funding 4.65% 8/20/2027 (b)	800,000	800,846
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,000,000	987,665
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,086,000	1,089,920
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,276,000	1,280,361
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.5881% 1/14/2028 (b)(c)(d)	1,000,000	998,401
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.2609% 6/4/2026 (b)(c)(d)	25,000	25,001
Reinsurance Group of America Inc 3.95% 9/15/2026	820,000	819,429
Western-Southern Global Funding 4.38% 6/2/2027 (b)	1,000,000	999,240
		7,355,423
TOTAL FINANCIALS		74,768,346
Health Care - 2.1%
Biotechnology - 0.2%
AbbVie Inc 3.775% 3/3/2028	1,000,000	991,786
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	1,200,000	1,198,328
Health Care Providers & Services - 0.7%
Cigna Group/The 3.4% 3/1/2027	1,045,000	1,037,618
CVS Health Corp 2.875% 6/1/2026	1,701,000	1,701,000
		2,738,618
Pharmaceuticals - 0.9%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	1,230,000	1,230,529
Haleon US Capital LLC 3.375% 3/24/2027	1,200,000	1,192,123
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.0942% 9/15/2027 (c)(d)	1,124,000	1,125,679
Pfizer Inc U.S. SOFR Index + 0.5%, 4.0562% 11/15/2027 (c)(d)	319,000	319,829
		3,868,160
TOTAL HEALTH CARE		8,796,892
Industrials - 0.9%
Aerospace & Defense - 0.4%
Boeing Co 5.04% 5/1/2027	905,000	909,888
L3Harris Technologies Inc 3.85% 12/15/2026	800,000	798,381
		1,708,269
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	695,566
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	1,200,000	1,200,314
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	209,000	207,954
TOTAL INDUSTRIALS		3,812,103
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	589,000	589,547
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,210,000	1,211,408
		1,800,955
Software - 0.4%
VMware LLC 1.4% 8/15/2026	1,545,000	1,536,167
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	544,543
TOTAL INFORMATION TECHNOLOGY		3,881,665
Materials - 0.6%
Chemicals - 0.4%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	1,275,000	1,270,455
Construction Materials - 0.2%
CRH America Finance Inc 3.95% 4/4/2028 (b)	1,000,000	990,232
TOTAL MATERIALS		2,260,687
Real Estate - 1.3%
Diversified REITs - 0.4%
Vici Properties LP / Vici Note Co Inc 3.75% 2/15/2027 (b)	600,000	596,354
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	1,150,000	1,148,308
		1,744,662
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.75% 7/1/2027	800,000	793,979
Specialized REITs - 0.7%
American Tower Corp 1.45% 9/15/2026	800,000	793,944
American Tower Corp 2.75% 1/15/2027	1,000,000	990,831
American Tower Corp 3.375% 10/15/2026	805,000	802,797
		2,587,572
TOTAL REAL ESTATE		5,126,213
Utilities - 0.8%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	700,000	686,524
DTE Electric Co 4.25% 5/14/2027	201,000	201,392
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 3.9797% 11/22/2027 (c)(d)	800,000	801,828
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	520,000	522,257
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	701,000	703,058
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	260,759
TOTAL UTILITIES		3,175,818
TOTAL UNITED STATES		120,897,730
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $211,690,481)		212,017,547

U.S. Treasury Obligations - 27.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 12/31/2027	3.51 to 3.95	25,239,000	25,002,384
US Treasury Notes 3.5% 9/30/2026	3.74 to 4.26	9,834,700	9,825,787
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	28,667,100	28,555,119
US Treasury Notes 3.75% 4/30/2028	3.88 to 4.07	11,500,000	11,446,094
US Treasury Notes 4.125% 1/31/2027	3.55 to 4.36	35,850,000	35,921,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,956,016)			110,750,805

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $676,766)	3.67	676,630	676,766

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $411,001,673)	411,159,851
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,726,667)
NET ASSETS - 100.0%	409,433,184

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,445,635 or 29.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,854	115,672,547	130,393,705	140,047	70	-	676,766	676,630	0.0%
Total	15,397,854	115,672,547	130,393,705	140,047	70	-	676,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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